Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Property Management Fees (Details) - Sep. 30, 2020 - Property Management Fees
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Commitments And Contingencies Disclosure [Line Items]
2020	¥ 2,378	$ 350
2021	23,138	3,408
2022	23,667	3,486
2023	17,479	2,574
2024 and thereafter	41,225	6,072
Future minimum payments under non-cancelable agreements	¥ 107,887	$ 15,890